UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6377
DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Basic Municipal Money Market Fund November 30, 2007 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--100.0%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.8%
Birmingham Industrial Development
Board, Revenue (Diamond
Displays, Inc. Project) (LOC;
Regions Bank)		3.51	12/7/07	2,255,000 a	2,255,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		3.66	12/7/07	2,300,000 a	2,300,000
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project) (LOC;
Regions Bank)		3.69	12/7/07	1,900,000 a	1,900,000

California--1.5%
California,
RAN		4.00	6/30/08	3,000,000	3,010,749
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		4.13	12/7/07	2,460,000 a,b	2,460,000

Colorado--.5%
Colorado Educational and Cultural
Facilities Authority, Revenue
(Capital Christian School
Project) (LOC; Union Bank of
California)		3.64	12/7/07	2,000,000 a	2,000,000

District of Columbia--5.4%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)		3.67	12/7/07	6,535,000 a,b	6,535,000
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)		3.63	12/7/07	2,200,000 a	2,200,000
District of Columbia,
Revenue, CP (Insured; AMBAC
and Liquidity Facility; Bank
of America)		3.50	12/12/07	4,000,000	4,000,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)		3.65	1/22/08	7,000,000	7,000,000

Florida--8.3%
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.55	1/22/08	4,866,000	4,866,000
Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.13	12/7/07	2,835,000 a,b	2,835,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/08	2,000,000	2,014,579
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	3.66	12/7/07	1,450,000 a	1,450,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	3.69	12/1/07	3,000,000 a	3,000,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.58	1/14/08	1,500,000	1,500,000
Palm Beach County,
Revenue (Morse Obligation
Group) (LOC; Commerce Bank NA)	3.67	12/7/07	2,100,000 a	2,100,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.49	1/14/08	5,000,000	5,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	1/17/08	2,500,000	2,500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	1/17/08	5,000,000	5,000,000

Georgia--3.1%
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of
Athens, Inc. Project) (LOC;
SunTrust Bank)	3.65	12/7/07	3,000,000 a	3,000,000
Atlanta,
Airport Revenue (Merlots
Program) (Insured; FGIC and
Liquidity Facility; Wachovia
Bank)	3.72	12/7/07	5,070,000 a,b	5,070,000
Gainesville Housing Authority,
MFHR (Lenox Park Apartments
Project) (Liquidity Facility;

Merrill Lynch)	4.18	12/7/07	3,265,000 a,b	3,265,000

Idaho--.7%
Oneida County Economic Development
Corporation, IDR (Hess Pumice
Products, Inc. Project) (LOC;
Key Bank)	3.72	12/7/07	2,595,000 a	2,595,000

Illinois--5.3%
Channahon,
Revenue, Refunding (Morris
Hospital) (LOC; U.S. Bank NA)	3.70	12/7/07	205,000 a	205,000
Chicago,
Collateralized SFMR	3.58	10/7/08	1,000,000	1,000,000
Illinois,
GO (Liquidity Facility;
Citigroup Global Markets
Holdings)	3.66	12/7/07	2,495,000 a,b	2,495,000
Illinois Development Finance
Authority, IDR (Wisconsin Tool
Project) (LOC; Wachovia Bank)	3.71	12/7/07	3,990,000 a	3,990,000
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	3.85	12/7/07	1,000,000 a	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	3.69	12/7/07	1,200,000 a	1,200,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	3.45	4/8/08	2,000,000	2,000,000
Illinois Finance Authority,
Revenue (Elgin Academy
Project) (LOC; Charter One
Bank, N.A.)	3.64	12/7/07	2,185,000 a	2,185,000
University of Illinois of
Trustees, Auxiliary Facilities
System Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Capital
Corp.)	3.66	12/7/07	5,215,000 a,b	5,215,000

Indiana--2.0%
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	3,000,000	3,000,833
Central High School Building
Corporation, First Mortgage
Revenue, Refunding (Insured;
AMBAC)	4.25	2/1/08	1,760,000	1,761,290
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	3.66	12/7/07	2,625,000 a	2,625,000

Iowa--.3%
Iowa Higher Education Loan
Authority, RAN (Private
Education Working Capital Loan
Program - Loras College) (LOC;
ABN-AMRO)	4.50	5/20/08	1,000,000	1,003,373

Kansas--.6%
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	3.74	12/7/07	2,100,000 a	2,100,000

Kentucky--1.4%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.73	12/7/07	5,000,000 a	5,000,000

Louisiana--1.2%
Lehman Municipal Trust Receipts
(Jefferson Parish Home
Mortgage Authority) (Liquidity
Facility; Lehman Liquidity
Corporation and LOC: FNMA and
GNMA)	3.84	12/7/07	4,255,000 a,b	4,255,000

Maryland--.6%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	3.83	12/7/07	2,110,000 a	2,110,000

Massachusetts--.8%
Haverhill,
GO Notes, BAN	4.00	9/26/08	3,000,000	3,011,868

Michigan--6.8%
ABN AMRO Munitops Certificate
Trust (Michigan Housing
Development Authority)
(Insured; GNMA and Liquidity
Facility; Bank of America)	3.69	12/7/07	9,380,000 a,b	9,380,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.66	12/7/07	2,900,000 a	2,900,000
Michigan Public Educational
Facilities Authority, Revenue
(LOC; Charter One Bank)	5.00	6/24/08	2,400,000	2,415,214
Michigan Strategic Fund,
LOR (Merchants LLC Project)
(LOC; National City Bank)	3.76	12/7/07	1,945,000 a	1,945,000
Michigan Strategic Fund,

LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	3.76	12/7/07	4,000,000 a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	3.76	12/7/07	4,120,000 a	4,120,000

Minnesota--.5%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	3.76	12/7/07	1,740,000 a	1,740,000

Mississippi--.6%
Mississippi Business Finance
Corporation, Revenue (Jackson
Preparatory School Foundation
Project) (LOC; First Tennessee
Bank)	3.70	12/7/07	2,250,000 a	2,250,000

Missouri--1.0%
Saint Louis Industrial Development
Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	3.78	12/7/07	3,500,000 a,b	3,500,000

North Carolina--2.6%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
Revenue (Onsrud Inc. Project)
(LOC; Wachovia Bank)	3.71	12/7/07	3,135,000 a	3,135,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	3.67	12/7/07	6,425,000 a,b	6,425,000

North Dakota--.8%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	3.80	4/1/08	3,000,000	3,000,000

Ohio--4.7%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	3.72	12/7/07	2,750,000 a	2,750,000
Ohio State Higher Educational

Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	3.65	12/7/07	6,000,000 a	6,000,000
Student Loan Funding Corporation,
Student Loan Senior Revenue,
Refunding (Liquidity Facility;
Citibank NA)	3.68	12/7/07	8,400,000 a	8,400,000

Oklahoma--1.0%
Oklahoma County Finance Authority,
MFHR (Sante Fe Pointe
Apartments) (LOC; Societe
Generale)	3.75	12/1/07	3,500,000	3,500,000

Pennsylvania--7.4%
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	3.71	12/7/07	1,600,000 a	1,600,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	3.66	12/7/07	3,500,000 a	3,500,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Student Services
Project) (LOC; Fulton Bank)	3.68	12/7/07	4,115,000 a	4,115,000
Lehigh County General Purpose
Authority, HR (Saint Luke's
Hospital of Bethlehem,
Pennsylvania Project)
(Liquidity Facility; Citibank
NA and LOC; Citibank NA)	3.66	12/7/07	9,340,000 a,b	9,340,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.55	1/18/08	3,000,000	3,000,000
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.63	12/7/07	3,320,000 a	3,320,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment
Authority, MFHR, Hunt Club
Apartments) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.13	12/7/07	2,000,000 a,b	2,000,000

South Carolina--1.1%
Lexington County School District
Number 1, GO Notes	4.00	3/1/08	4,055,000	4,060,276

South Dakota--1.5%
South Dakota Health and
Educational Facilities
Authority, Revenue (Rapid City
Regional Hospital) (Insured;
MBIA and Liquidity Facility;
U.S. Bank NA)	3.65	12/1/07	2,500,000 a	2,500,000
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.25	8/15/08	3,000,000	3,009,230

Tennessee--9.8%
Blount County Public Building
Authority, Local Government
Public Improvement (Liquidity
Facility; Regions Bank)	3.64	12/1/07	11,000,000 a	11,000,000
Chattanooga Metropolitan Airport
Authority, Revenue, Refunding
(LOC; First Tennessee Bank)	3.80	12/7/07	9,325,000 a	9,325,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Taud Loan
Program)	3.65	4/1/08	2,000,000	2,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.68	12/7/07	4,500,000 a,b	4,500,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.68	12/7/07	9,000,000 a,b	9,000,000

Texas--13.5%
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.66	12/7/07	3,460,000 a,b	3,460,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	3.68	12/7/07	3,225,000 a	3,225,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.42	1/29/08	2,500,000	2,500,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.43	2/6/08	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.40	2/11/08	5,000,000	5,000,000
Houston,
Public Improvement and
Refunding GO Notes	5.00	3/1/08	2,460,000	2,469,110
Lower Colorado River Authority,

Transmission Contract Revenue,
Refunding (LCRA Transmission
Services Corporation Project)
(Insured; AMBAC)	5.00	5/15/08	1,110,000	1,117,340
North Texas Tollway Authority,
BAN	4.13	11/19/08	9,500,000	9,500,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.90	12/7/07	5,945,000 a	5,945,000
Revenue Bond Certificate Series
Trust, Revenue (Siena Place)
(GIC; AIG Funding Inc.)	3.88	12/7/07	3,315,000 a,b	3,315,000
South Plains Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (GIC; Royal Bank of
Canada and LOC: FHLMC, FNMA
and GNMA)	4.40	4/19/08	3,410,000	3,414,512
University of Texas System Board
of Regents, Permanent
University Fund Flexible Rate
Notes	3.75	2/5/08	4,000,000	4,003,075

Utah--1.8%
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments LLC) (Insured; FNMA
and Liquidity Facility; FNMA)	3.64	12/7/07	6,400,000 a	6,400,000

Vermont--1.2%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	3.65	12/4/07	3,500,000	3,500,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; M&T
Bank)	3.69	12/7/07	840,000 a	840,000

Virginia--2.0%
Hanover County Industrial
Development Authority, IDR
(Iron and Metal Company
Project) (LOC; Branch Banking
and Trust Company)	3.73	12/7/07	2,990,000 a	2,990,000
Patrick County Industrial
Development Authority, IDR
(Narroflex Inc. Project) (LOC;
HSBC Bank USA)	3.95	12/7/07	3,170,000 a	3,170,000
Roanoke Industrial Development
Authority, IDR (Virginia

Transformer Corporation) (LOC;
SunTrust Bank)	3.75	12/7/07	1,125,000 a	1,125,000

Washington--3.2%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	3.72	12/7/07	2,855,000 a	2,855,000
Washington Housing Finance
Commission, MFHR, Refunding
(Avalon Ridge Apartments
Project) (Collateralized; FNMA)	3.67	12/7/07	8,755,000 a	8,755,000

Wisconsin--5.4%
Fond Du Lac,
Waterworks System Revenue, BAN	4.50	7/1/08	3,000,000	3,008,393
Puttable Floating Option Tax
Exempt Receipts (Wisconsin
Housing and Economic
Development Authority, Single
Family Revenue) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Pallas Capital Corporation)	3.73	12/7/07	3,320,000 a,b	3,320,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	3.76	12/7/07	3,350,000 a	3,350,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Project) (LOC;
Bank One)	3.64	12/7/07	3,145,000 a	3,145,000
Wisconsin,
Transportation Revenue, CP
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.37	3/13/08	6,675,000	6,675,000

Wyoming--.8%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	3,000,000	3,000,000

U.S. Related--.8%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.66	12/7/07	3,000,000 a,b	3,000,000

Total Investments (cost $363,825,842)			100.0%	363,825,842
Cash and Receivables (Net)			.0%	124,619
Net Assets			100.0%	363,950,461
a Securities payable on demand. Variable interest rate--subject to periodic change.

b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $89,370,000 or 24.6% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund
November 30, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.2%	Rate (%)		Date	Amount ($)	Value ($)

Atlantic County,
COP (Public Facilities Lease
Agreement - Atlantic County
Project) (Insured; FGIC)		7.40	3/1/08	125,000	126,122
Berkeley Township,
GO Notes, BAN		4.00	3/14/08	1,160,000	1,160,792
Berlin Township,
GO Notes (Insured; FSA)		4.38	3/1/08	150,000	150,188
Branchburg Township,
BAN		4.00	2/8/08	1,000,000	1,000,367
Burlington County,
GO Notes (County College)		4.13	6/1/08	480,000	480,752
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		3.68	12/7/07	4,600,000 a	4,600,000
Cape May County Municipal
Utilities Authority, Sewer
Revenue, Refunding (Insured;
MBIA)		5.25	1/1/08	300,000	300,346
Clifton,
GO Notes, TAN		4.00	2/15/08	1,000,000	1,000,502
Clifton Board of Education,
GO Notes		3.75	5/15/08	100,000	100,000
Cranford Township,
BAN		4.00	1/4/08	1,000,000	1,000,269
East Amwell Township,
GO Notes, BAN		4.00	5/22/08	696,150	696,940
Elizabeth,
GO Notes (General Improvement)
(Insured; MBIA)		4.00	6/15/08	125,000	125,163
Essex County Improvement
Authority, Airport Revenue,
Refunding		4.00	11/1/08	190,000	190,335
Haddonfield,
GO Notes, BAN		4.00	7/24/08	1,000,000	1,001,238
Hainesport Township Board of
Education, GO Notes, Refunding
(Insured; FSA)		5.00	1/1/08	150,000	150,159
Hammonton,
GO Notes, BAN		4.00	1/11/08	1,000,000	1,000,325
Irvington Township,
GO Notes, BAN		4.25	3/14/08	1,000,000	1,001,368
Jackson Township,
Special Emergency Notes		4.25	12/21/07	1,200,000	1,200,348
Jersey City,

GO Notes (Qualified School
Bonds) (Insured; AMBAC)	4.75	3/1/08	110,000	110,000
Long Branch,
BAN	4.00	2/26/08	1,238,000	1,238,708
Long Branch,
GO Notes, BAN	4.00	1/30/08	1,000,000	1,000,397
Lower Municipal Township Utilities
Authority, Project Note	4.25	2/27/08	1,000,000	1,001,160
Manchester Township,
General Improvement GO Notes
(Insured; FGIC)	4.80	12/1/07	100,000	100,000
Manville,
GO Notes, BAN	4.25	7/2/08	1,000,000	1,002,252
New Jersey,
COP (Equipment Lease Purchase
Agreement) (Insured; AMBAC)	4.50	6/15/08	100,000	100,339
New Jersey,
GO Notes	4.75	3/1/08	200,000 b	200,423
New Jersey,
GO Notes	5.25	3/1/08	235,000	235,766
New Jersey,
GO Notes, Refunding	5.00	7/15/08	100,000	100,691
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	4.05	12/7/07	600,000 a	600,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	3.73	12/7/07	2,720,000 a	2,720,000
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	3.71	12/7/07	1,000,000 a	1,000,000
New Jersey Economic Development
Authority, EDR (Hathaway
Association LLC Project) (LOC;
Wachovia Bank)	3.71	12/7/07	2,030,000 a	2,030,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	3.73	12/7/07	5,450,000 a	5,450,000
New Jersey Economic Development
Authority, EDR (RCC Properties
LLC Project) (LOC; Wachovia
Bank)	3.71	12/7/07	1,705,000 a	1,705,000
New Jersey Economic Development
Authority, EDR (United Window
and Door Manufacturing Inc.)
(LOC; Wachovia Bank)	3.71	12/7/07	50,000 a	50,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
Wachovia Bank)	3.71	12/7/07	500,000 a	500,000
New Jersey Economic Development
Authority, IDR (CST Products,

LLC Project) (LOC; National
Bank of Canada)	3.71	12/7/07	3,000,000 a	3,000,000
New Jersey Economic Development
Authority, IDR (Pennwell
Holdings LLC Project) (LOC;
Wachovia Bank)	3.71	12/7/07	2,335,000 a	2,335,000
New Jersey Economic Development
Authority, Natural Gas
Facilities Revenue (New Jersey
Natural Gas Company Project)
(Insured; FGIC and Liquidity
Facility; Morgan Stanley Bank)	3.72	12/7/07	835,000 a,c	835,000
New Jersey Economic Development
Authority, Revenue (Gloucester
Marine Terminal Project)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.68	12/7/07	2,810,000 a,c	2,810,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	3.71	12/7/07	2,370,000 a	2,370,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	3.71	12/7/07	2,300,000 a	2,300,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/08	400,000	401,276
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding	5.00	12/15/07	500,000	500,233
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.00	9/1/08	265,000	267,311
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	4.00	9/1/08	650,000	650,935
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue, Refunding	5.00	9/1/08	265,000	267,317
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Hackensack
University Medical Center
Issue) (Insured; MBIA)	4.40	1/1/08	100,000	100,055
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.38	12/15/07	350,000	350,226
New Jersey Transportation Trust

Fund Authority (Transportation
System)	5.25	6/15/08	375,000	377,844
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/08	150,000	151,368
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	5.00	12/15/07	100,000	100,045
New Jersey Wastewater Treatment
Trust, Wastewater Treatment
Insured Revenue, Refunding
(Financing Program) (Insured;
MBIA)	7.00	5/15/08	150,000	152,282
New Providence,
BAN	4.00	2/22/08	1,180,000	1,180,644
Newark Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	4.18	12/7/07	883,000 a,c	883,000
Newark Port Authority Housing
Authority, Port Newark Marine
Terminal Additional
Rent-Backed Revenue (Newark
Redevelopment Projects)
(Insured; MBIA)	5.00	1/1/08	175,000	175,171
Northvale,
GO Notes, BAN	4.35	2/20/08	185,500	185,698
Ocean County,
General Improvement GO Notes	4.13	8/1/08	920,000	921,927
Ocean Township,
GO Notes, BAN	4.00	12/6/07	1,850,750	1,850,823
Passaic County Utilities
Authority, Solid Waste System
Project Notes, Refunding	4.25	2/21/08	1,000,000	1,001,081
Port Authority of New York and New
Jersey (Consolidated Bonds,
103th Series) (Insured; MBIA)	5.00	12/15/07	200,000	200,088
Port Authority of New York and New
Jersey (Consolidated Bonds,
141st Series) (Insured; CIFG
and Liquidity Facility; Wells
Fargo Bank)	3.73	12/7/07	7,090,000 a,c	7,090,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Bayerische Landesbank)	3.75	12/7/07	4,500,000 a,c	4,500,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Citibank NA)	3.76	12/7/07	2,295,000 a,c	2,295,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC

and Liquidity Facility; PB
Finance Inc.)	3.78	12/7/07	1,900,000 a,c	1,900,000
Port Authority of New York and New
Jersey, Equipment Notes	3.72	12/7/07	1,745,000 a	1,745,000
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/08	2,000,000	2,046,623
Port Authority of New York and New
Jersey, Transit Revenue
(Putters Program) (Insured;
CIFG and Liquidity Facility;
JPMorgan Chase Bank)	3.70	12/7/07	1,745,000 a,c	1,745,000
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch Capital Services)	4.03	12/7/07	7,400,000 a,c	7,400,000
Rutherford,
TAN	4.00	2/15/08	1,000,000	1,000,403
Somerset County,
GO Notes	4.38	12/1/07	100,000	100,000
South Brunswick Township Board of
Education, GO Notes (Insured;
FGIC)	5.50	12/1/07	100,000	100,000
Sussex County Municipal Utilities
Authority, Project Notes	4.50	12/28/07	1,000,000	1,000,570
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services)	3.82	12/7/07	500,000 a,c	500,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.03	12/7/07	4,280,000 a,c	4,280,000
Union County Utilities Authority,
Solid Waste Facility Senior LR
(Ogden Martin Systems of
Union, Inc. Lessee) (Insured;
AMBAC)	5.50	6/1/08	100,000	100,482
Voorhees Township,
GO Notes, BAN	4.00	7/18/08	1,000,000	1,001,210
Washington Township,
GO Notes, BAN	4.00	6/11/08	1,000,000	1,001,269

Wildwood Crest,
GO Notes, BAN	4.00	3/7/08	1,000,000	1,000,638
Wood-Ridge Borough,
GO Notes, BAN	4.25	2/22/08	1,000,000	1,001,051

Total Investments (cost $97,604,520)			99.2%	97,604,520
Cash and Receivables (Net)			.8%	794,088
Net Assets			100.0%	98,398,608

a Securities payable on demand. Variable interest rate--subject to periodic change.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $34,238,000 or 34.8% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Yield Municipal Bond Fund
November 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)

Arizona--3.0%
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,545,510
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,912,520
California--1.0%
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,000,000	1,060,630
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000	824,752
Colorado--7.6%
Arista Metropolitian District,
Special Revenue	6.75	12/1/35	1,000,000	960,620
Colorado Educational and Cultural
Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High
School Project)	5.50	6/1/37	2,000,000	1,879,520
Colorado Educational and Cultural
Facilities Authority, Revenue
(Cerebral Palsy of Colorado
Project)	6.25	5/1/36	1,275,000	1,291,129
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,500,000	3,362,555
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	2,000,000	1,924,840
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	790,000	815,027
Madre Metropolitan District Number
Two, GO	5.50	12/1/36	2,000,000	1,727,680
Murphy Creek Metropolitan District
Number Three, GO	6.00	12/1/26	1,000,000	903,060

Murphy Creek Metropolitan District
Number Three, GO	6.13	12/1/35	1,380,000	1,221,134
Connecticut--1.7%
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,000,000	3,165,840
District of Columbia--3.6%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	3,465,000	3,632,325
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	1,300,000	1,373,385
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	620,000	629,672
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000	810,703
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000	220,246
Florida--5.1%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	3,000,000	3,063,300
Jacksonville Economic Development
Commission, IDR (Gerdau
Ameristeel US Inc. Project)	5.30	5/1/37	1,700,000	1,538,806
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	4,234,240
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/21	1,380,000	538,711
Georgia--2.3%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,755,000	1,868,531
Rockdale County Development
Authority, Project Revenue
(Visy Paper Project)	6.13	1/1/34	2,500,000	2,446,650
Illinois--11.1%
Chicago
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	505,000	532,745
Chicago O'Hare International

Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	3,500,000	3,087,070
Harvey,
GO	5.50	12/1/27	2,000,000	1,984,420
Harvey,
GO	5.63	12/1/32	2,000,000	1,977,500
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project)	6.25	5/1/12	1,000,000 a	1,129,230
Illinois Finance Authority,
MFHR (Dekalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	2,610,410
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000	2,950,170
Lombard Public Facilities
Corporation, Conference Center
and Hotel First Tier Revenue	7.13	1/1/36	1,000,000	1,054,160
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline SLF
Project)	6.00	12/1/41	1,000,000	935,040
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/26	3,755,000	3,608,743
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/27	420,000	403,171
Iowa--.5%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	6.00	6/1/36	1,000,000	1,001,750
Kansas--2.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,065,000	1,119,166
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	3,125,000	3,348,562
Kentucky--1.5%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,117,412
Three Forks Public Properties
Corporation, First Mortgage
Revenue (Regional Detention
Facility Project)	5.50	12/1/20	1,690,000	1,722,296
Louisiana--5.8%

Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,970,000	4,869,059
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000 b	2,000,700
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities Inc. Project)	5.75	7/1/39	4,000,000	3,843,000
Massachusetts--.9%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,697,924
Michigan--4.9%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	2,001,542
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	1,000,000	1,040,360
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,585,000	4,516,042
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	1,500,000	1,461,105
Minnesota--3.3%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage Grove,
Inc. Project)	6.00	12/1/46	1,500,000	1,462,530
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	3,000,000	3,084,120
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	1,500,000	1,533,225
Mississippi--1.5%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	2,595,000	2,783,449
Missouri--.3%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	610,000	641,933
New Hampshire--1.0%

New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,825,425
New Jersey--1.6%
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	1,000,000	999,950
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	1,475,000	1,416,428
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	6,000,000	586,020
New Mexico--.6%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	995,000	1,060,710
New York--6.3%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,558,965
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	4,555,000	4,661,678
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	3,500,000	3,521,105
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.63	7/1/37	2,000,000 b	1,967,320
Ohio--4.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	7,500,000	7,725,900
Other State--1.1%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	2,086,820
Pennsylvania--5.7%
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,527,960
Harrisburg Authority,
University Revenue (The
Harrisburg University of

Science and Technology Project)	6.00	9/1/36	5,000,000	4,996,050
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery Inc. Project)	6.88	4/1/36	2,000,000	2,062,400
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	2,000,000	2,007,800
Rhode Island--.6%
Central Falls Detention Facility
Corporation, Detention
Facility Revenue (The Donald
W. Wyatt Detention Facility)	7.25	7/15/35	1,100,000	1,190,640
South Carolina--1.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	2,600,000 a,c,d	2,887,053
Tennessee--.5%
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	1,000,000	1,001,450
Texas--10.8%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	4,000,000	3,816,120
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	1,500,000	1,414,575
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	4,914,750
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,207,048
Willacy County Local Government
Corporation, Project Revenue	6.00	3/1/09	3,165,000	3,229,028
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	4,168,000
Virginia--1.4%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	2,500,000	2,506,500
Washington--3.2%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,685,000	1,608,450
Kitsap County Consolidated Housing

Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,412,940
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,693,191
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,265,062
West Virginia--1.0%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,850,000	1,851,295
Wisconsin--1.5%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	2,690,000 c,d	2,784,930
Wyoming--.5%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000	980,880
Total Long-Term Municipal Investments
(cost $185,288,771)				181,404,663
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.1%	Rate (%)	Date	Amount ($)	Value ($)

Georgia--.2%
Gainesville and Hall County
Development Authority, Senior
Living Facility Revenue
(Lanier Village Estates, Inc.
Project) (LOC; Allied Irish
Bank PLC)	3.53	12/1/07	375,000 e	375,000
Indiana--.4%
Hammond,
PCR (Amoco Oil Company Project)	3.50	12/1/07	800,000 e	800,000
Michigan--.6%
Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group) (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.53	12/1/07	400,000 e	400,000
University of Michigan Regents,
HR	3.61	12/1/07	650,000 e	650,000
Ohio--1.6%
Trumbull County,
Health Care Facilities Revenue
and Improvement, Refunding
(Shepherd of the Valley
Lutheran Retirement Services,
Inc. Obligated Group)
(Insured; Radian Group and

Liquidity Facility; M&T Bank)	5.10	12/1/07	2,900,000 e	2,900,000
Pennsylvania--.3%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue, Refunding (Longwood
at Oakmont Project) (Insured;
Radian Group and Liquidity
Facility; National City Bank)	5.10	12/1/07	600,000 e	600,000
Total Short-Term Municipal Investments
(cost $5,725,000)				5,725,000
Total Investments (cost $191,013,771)			101.2%	187,129,663
Liabilities, Less Cash and Receivables			(1.2%)	(2,229,349)
Net Assets			100.0%	184,900,314

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $5,671,983 or 3.1% of net assets.
d Collateral for floating rate borrowings.
e Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier AMT-Free Municipal Bond Fund
(formerly known as Dreyfus Premier Select Municipal Bond Fund)
November 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.5%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.7%
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	2,605,172
Alaska--1.7%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	930,000	934,762
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	5,000,000	5,065,600
Arizona--.8%
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
MBIA)	5.00	12/1/18	2,700,000	2,858,490
Arkansas--.3%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,085,219
California--14.4%
Beaumont Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	4.75	9/1/33	7,065,000	7,085,206
California,
GO	5.25	10/1/16	695,000	699,066
California,
GO (Insured; MBIA)	5.25	9/1/10	105,000 a	110,666
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	5,140,000	4,716,721
California,
GO (Veterans) (Insured; FSA)	5.45	12/1/24	2,635,000	2,638,689
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	7,000,000 a	7,669,830
California Public Works Board,
LR (Department of Corrections)
(Ten Administrative
Segregation Housing Units)
(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,049,970
California Public Works Board,

LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,021,610
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/18	940,000	592,059
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/20	1,200,000	675,276
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/21	1,520,000	810,874
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000	1,050,600
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000	773,280
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000	5,829,322
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	3,300,000	3,107,280
Los Angeles Housing Authority,
MFHR (Collateralized; FNMA)	5.00	8/15/37	3,000,000	3,040,110
Los Angeles Housing Authority,
MFHR (Collateralized; FNMA)	5.05	8/15/37	750,000	758,265
Nevada Joint Union High School
District, GO (Insured; FSA)	5.00	8/1/22	1,160,000	1,212,420
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/27	4,110,000	1,626,122
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/28	4,000,000	1,503,640
San Juan Unified School District,
GO (Insured; MBIA)	5.25	8/1/20	1,425,000	1,532,046
Tustin Unified School District,
Special Tax Bonds (Senior Lien
Community Facilities District
Number 97-1) (Insured; FSA)	0.00	9/1/21	1,615,000	872,213
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000	1,773,984
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; MBIA)	4.75	9/1/16	1,000,000	1,025,550
Colorado--4.4%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	509,010
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	601,374
Colorado Health Facilities
Authority, HR (Parkview
Medical Center, Inc. Project)	5.00	9/1/37	3,900,000	3,672,708
Colorado Health Facilities
Authority, Revenue (Porter

Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	2,020,607
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,022,730
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/11	10,000,000 a	3,572,300
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	4,750,000	4,264,550
Delaware--3.8%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,196,600
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	5.20	2/1/19	6,000,000	6,265,920
Delaware Housing Authority,
Revenue	5.15	7/1/17	785,000	794,546
Delaware Housing Authority,
Revenue	5.40	7/1/24	1,130,000	1,177,279
Florida--8.6%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty)	5.00	4/1/36	5,000,000	5,145,600
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,000,000	2,115,820
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,045,750
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,083,830
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,613,820
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,803,327
Lee County,

Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,887,340
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,042,710
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,912,145
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000	1,077,493
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/21	2,000,000	2,127,860
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,955,000	2,045,126
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/31	1,000,000	1,035,140
University of Central Florida,
COP (UCF Convocation Corp.
Master Lease Program)
(Insured; FGIC)	5.00	10/1/18	1,765,000	1,886,061
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,643,935
Georgia--1.0%
Atlanta,
Tax Allocation Revenue
(Atlantic Station Project)
(Insured; Assured Guaranty)	5.00	12/1/23	1,000,000	1,049,370
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,341,600
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,019,111
Idaho--2.0%
Boise State University,
Student Union and Housing

System Revenue (Insured; AMBAC)	5.00	4/1/17	1,015,000	1,087,451
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 a	5,417
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	2,955,000 a	3,203,811
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	40,000	42,380
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,821,770
Illinois--2.0%
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty)	5.10	3/1/28	3,500,000	3,658,620
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,966,780
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;
MBIA)	0.00	10/1/22	1,400,000	702,744
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;
MBIA)	0.00	10/1/25	2,000,000	855,260
Kentucky--.4%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,521,420
Louisiana--2.8%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	754,188
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	4,500,000	4,641,345
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	4,355,000	4,360,313
Maine--1.2%

Maine Housing Authority
(Mortgage Purchase)	5.35	11/15/21	4,290,000	4,400,725
Maryland--4.9%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,486,335
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,730,000	1,746,366
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,982,885
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,398,859
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,250,000	1,240,562
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	5,000,000	5,047,900
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	1,145,000	1,144,084
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.75	7/1/12	2,000,000 a	2,210,040
Michigan--5.5%
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	1,000,000	1,028,500
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/16	685,000	742,663
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/17	200,000	217,364
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,159,650

Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	5.50	7/1/20	1,255,000	1,290,567
Lincoln Consolidated School
District (School Bond Loan
Fund Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,253,799
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	4,000,000	3,928,360
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	3,056,082
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,974,440
Oakland County Economic
Development Corporation,
Development Revenue (Orchard
Lake Schools Project)	5.00	9/1/37	4,000,000	3,867,480
Mississippi--.9%
Horn Lake,
Special Assessment (DeSoto
Commons Project) (Insured;
AMBAC)	5.00	4/15/16	625,000	671,869
Mississippi Development Bank,
Special Obligation Revenue
(Covington County
Hospital/Nursing Home Project)
(Insured; AMBAC)	5.00	7/1/27	1,000,000	1,021,310
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,392,532
Missouri--1.5%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	1,055,000	1,102,422
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	1,030,000	1,076,638
Missouri Housing Development
Commission, MFHR (Insured; FHA)	4.85	12/1/11	375,000	390,142
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,320,723
Saint Louis County,
Annual Appropriation-Supported

Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/26	1,325,000	1,380,584
Montana--.7%
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/20	780,000	853,453
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/23	1,615,000	1,747,059
Nebraska--.7%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,471,628
New Hampshire--1.0%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (Androscoggin
Valley Hospital)	5.75	11/1/17	1,475,000	1,505,739
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	779,684
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,206,466
New Jersey--1.8%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	75,739
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	212,624
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	873,908
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	5,036,580
New York--.5%
New York State Dormitory
Authority, HR (The New York
and Presbyterian Hospital)
(Insured; AMBAC)	4.75	8/1/27	825,000	828,242
Seneca Nation Indians Capital
Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	1,000,000 b	927,750
North Carolina--.7%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/08	1,250,000	1,253,313
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital

Project) (Insured; MBIA)	5.00	10/1/25	1,250,000	1,297,388
Ohio--4.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,000,000	2,858,940
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	7,000,000	7,270,970
Lorain,
Hospital Improvement Revenue
(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	570,000	593,427
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	3,000,000	3,045,540
Olmsted Falls City School
District, GO School
Improvement Bonds (Insured;
XLCA)	5.00	12/1/35	1,000,000	1,044,210
Oklahoma--.6%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	12/1/10	785,000 a	827,398
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,173,828
Oregon--.9%
Jackson County,
Airport Revenue (Insured; XLCA)	5.25	12/1/32	1,000,000	1,062,770
Jackson County,
Airport Revenue (Insured; XLCA)	5.25	12/1/37	1,000,000	1,058,640
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA)	5.50	1/1/14	1,190,000	1,215,764
Pennsylvania--10.0%
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,396,040
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000	1,818,420
Harrisburg Authority,
Office and Parking Revenue	5.75	5/1/08	370,000	373,252
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/17	2,750,000	1,801,497
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	2,580,000	2,690,372

Montour School District,
GO (Insured; FSA)	5.00	4/1/32	7,000,000	7,359,380
Northeastern York School District,
GO (Insured; FGIC)	5.00	4/1/27	1,415,000	1,485,425
Northeastern York School District,
GO (Insured; FGIC)	5.00	4/1/28	1,505,000	1,579,904
Northeastern York School District,
GO (Insured; FGIC)	5.00	4/1/29	1,310,000	1,374,177
Northeastern York School District,
GO (Insured; FGIC)	5.00	4/1/32	1,000,000	1,046,640
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	5,000,000	5,168,150
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,432,828
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	730,000 a	816,388
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	295,040
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,210,000	1,312,656
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,505,250
South Carolina--2.0%
Anderson,
Water and Sewer System Revenue
(Insured; MBIA)	5.00	7/1/17	840,000	902,521
Columbia,
Parking Facilities Revenue
(Insured; CIFG)	5.00	2/1/37	5,000,000	5,052,150
Pickens County School District
(School District Enhance
Program)	5.00	5/1/12	1,135,000	1,159,925
Tennessee--.3%
Sullivan County Industrial Board,
Revenue (Collateralized; GNMA)	6.35	7/20/27	1,000,000	1,011,210
Texas--14.6%
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	955,000	956,289

Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/11	2,500,000 a	2,742,025
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,601,709
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000	2,665,740
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000	954,030
Barbers Hill Independent School
District, Unlimited Tax
Schoolhouse Bonds (Insured;
AMBAC)	5.00	2/15/23	540,000	566,768
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,174,861
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,107,412
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,049,330
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,402,213
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000	475,227
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	59,102
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000	435,804
Fort Worth,
General Purpose Bonds	5.00	3/1/20	700,000	738,003
Frenship Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/21	470,000	250,402
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,066,700
Houston,
Tax and Revenue Certificates

of Obligation	5.63	3/1/11	550,000 a	589,545
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000 a	321,759
Houston,
Water and Sewer System Revenue
(Insured; FSA)	5.00	12/1/18	1,145,000	1,196,227
Houston,
Water and Sewer System Revenue
(Insured; FSA)	0.00	12/1/19	750,000	443,257
Houston,
Water and Sewer System Revenue
(Insured; FSA)	0.00	12/1/19	2,000,000	1,183,420
Lake Worth Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/23	1,435,000	685,212
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	1,000,000	1,030,830
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	764,982
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	1,020,580
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000	1,183,000
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000	2,534,766
Little Elm Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/22	1,285,000	588,813
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000	1,043,297
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	1,174,365
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of

Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,358,175
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/20	1,000,000	550,970
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,183,050
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	367,610
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	1,623,207
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/21	2,000,000	1,068,040
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/22	1,750,000	882,997
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	2,065,000	2,167,589
North Harris Montgomery Community
College District, Limited Tax
GO Building Bonds (Insured;
FGIC)	5.38	2/15/17	145,000	155,721
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,090,021
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/25	780,000	778,534
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/26	380,000	377,363
San Antonio	5.00	2/1/08	5,000 a	5,013
San Antonio	5.00	2/1/16	120,000	120,306
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	295,157
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund

Guarantee Program)	0.00	2/1/32	5,545,000 c	1,496,706
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,202,252
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	625,000	682,075
Tyler Health Facilities
Development Corporation, HR
(East Texas Medical Center
Regional Healthcare System
Project)	6.63	11/1/11	345,000	345,138
Tyler Health Facilities
Development Corporation, HR
(East Texas Medical Center
Regional Healthcare System
Project)	6.75	11/1/25	1,000,000	1,000,430
Wylie Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	8/15/24	3,500,000	1,531,670
Vermont--.1%
Vermont Municipal Bond Bank,
Revenue (Insured; MBIA)	5.00	12/1/17	470,000	507,346
Virginia--1.2%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,177,109
Hampton Redevelopment and Housing
Authority, Senior Living
Association Revenue
(Collateralized; GNMA)	5.88	7/20/16	1,825,000	1,862,504
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA)	5.00	5/15/19	1,200,000	1,274,712
Washington--.7%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,444,112
West Virginia--.3%
West Virginia Higher Education
Policy Commission, Revenue
(Higher Education Facilities)
(Insured; FGIC)	5.00	4/1/21	1,000,000	1,060,080
Wisconsin--.3%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;

FNMA)	5.10	7/1/22	1,000,000	1,047,350
Total Long-Term Municipal Investments
(cost $340,105,419)				345,315,274
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--.1%
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
Group and Liquidity Facility;
Branch Banking and Trust Co.)	5.25	12/7/07	500,000 d	500,000
Massachusetts--.1%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	3.58	12/1/07	500,000 d	500,000
Pennsylvania--.9%
Franklin County Industrial
Development Authority, Revenue
(Menno Haven Project)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	5.75	12/7/07	3,000,000 d	3,000,000
Tennessee--.5%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.60	12/1/07	1,840,000 d	1,840,000
Total Short-Term Municipal Investments
(cost $5,840,000)				5,840,000
Total Investments (cost $345,945,419)			99.1%	351,155,274
Cash and Receivables (Net)			.9%	3,053,258
Net Assets			100.0%	354,208,532

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, this security amounted to $927,750 or .3% of net assets.
c	Purchased on a delayed delivery basis.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes

BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

[INSERT SCHEDULE OF INVESTMENTS HERE]

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)